Stock-Based Compensation - Narrative (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($) employee	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) employee $ / shares shares
Stock-Based Compensation
Options granted (in shares) | shares			0	0
Proceeds from stock options exercised			$ 0	$ 0
Total intrinsic value of options exercised (in dollars)					$ 6,000,000.0
Weighted average grant date fair value of stock options granted (in dollars per share) | $ / shares					$ 6.84
Number of employees affected by modification of awards | employee		301			473
Incremental compensation cost due to modifications	$ 10,600,000	$ 13,200,000
Performance share units (PSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)			$ 2,700,000	$ 3,700,000	$ 24,600,000
Granted (in shares) | shares			0	2,133,512	1,564,083
Performance share units (PSUs) | Tranche one
Stock-Based Compensation
Vesting percentage (as a percent)			50.00%
Vesting period (in years)			3 years
Performance share units (PSUs) | Tranche two
Stock-Based Compensation
Vesting percentage (as a percent)			50.00%
Vesting period (in years)			4 years
Restricted Stock Units (RSUs)
Stock-Based Compensation
Total vest-date fair value of stock awards vested (in dollars)			$ 1,200,000	$ 900,000	$ 3,400,000
Granted (in shares) | shares			2,375,141	131,676	68,142
Restricted Stock Units (RSUs) | Minimum
Stock-Based Compensation
Vesting period (in years)			1 year
Restricted Stock Units (RSUs) | Maximum
Stock-Based Compensation
Vesting period (in years)			2 years
2015 Equity Incentive Plan
Stock-Based Compensation
Maximum number of shares that may be granted under the Plan (in shares) | shares			11,500,000
Director | Restricted Stock Units (RSUs)
Stock-Based Compensation
Contractual term (in years)			10 years
Vesting period (in years)			1 year
Chief Executive Officer | Stock options
Stock-Based Compensation
Contractual term (in years)			6 years